NET CAPITAL REQUIREMENTS	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NET CAPITAL REQUIREMENTS

NOTE 4. NET CAPITAL REQUIREMENTS

As a broker-dealer, Wilson-Davis is subject to the uniform net capital rule adopted and administered by the SEC. The rule requires maintenance of minimum net capital and prohibits a broker-dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, Wilson-Davis has a minimum requirement based upon the number of securities markets that it maintains. On March 31, 2024, Wilson-Davis’s net capital was $10,449,178, which was $10,199,178 in excess of the minimum required.

WILSON-DAVIS & CO., INC
NET CAPITAL REQUIREMENTS

NOTE 4 – NET CAPITAL REQUIREMENTS

As a broker-dealer, Wilson-Davis is subject to the uniform net capital rule adopted and administered by the SEC. The rule requires maintenance of minimum net capital and prohibits a broker-dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, Wilson-Davis has a minimum requirement based upon the number of securities markets that it maintains. On June 30, 2023, Wilson-Davis’s net capital was $9,727,713, which was $9,477,713 in excess of the minimum required. On December 31, 2023, Wilson-Davis’s net capital was $10,882,713, which was $10,632,713 in excess of the minimum required.